Annual Fund Operating Expenses - Steward Small-Mid Cap Enhanced Index Fund	Aug. 28, 2021
Class A
Operating Expenses:
Management Fees	0.22%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.31%	[1]
Total Annual Fund Operating Expenses	0.78%
Class C
Operating Expenses:
Management Fees	0.22%
Distribution (Rule 12b-1) Fees	1.00%
Other Expenses	0.35%	[1]
Total Annual Fund Operating Expenses	1.57%
Class R6
Operating Expenses:
Management Fees	0.22%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.25%	[1]
Total Annual Fund Operating Expenses	0.47%
Institutional Class
Operating Expenses:
Management Fees	0.22%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.35%	[1]
Total Annual Fund Operating Expenses	0.57%

[1]	"Other Expenses" for Class C are based on estimated amounts for the current fiscal year.